Deferred Investment Consideration Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000	$ 7,500,000
Nekcom Inc [Member]
Deferred Investment Consideration Payable [Line Items]
Investment in share consideration	$ 7,500,000